DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS, Liquidity and Going Concern (FY) (Details) - USD ($)	3 Months Ended		7 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Feb. 18, 2021	Jun. 10, 2019
Liquidity and Going Concern [Abstract]
Cash	$ 100,608		$ 894,589	$ 312,707
Securities held in Trust Account	254,202,898		251,924,993	254,187,706
Working capital deficit	(3,547,185)			(2,809,430)
Interest income	29,681	$ 932,037	$ 1,812,577	2,257,985
Sponsor [Member] | Promissory Note [Member]
Liquidity and Going Concern [Abstract]
Unsecured promissory note						$ 237,470
Sponsor [Member] | Promissory Note [Member] | Maximum [Member]
Liquidity and Going Concern [Abstract]
Unsecured promissory note					$ 750,000
Sponsor [Member] | Promissory Note [Member] | Maximum [Member] | Subsequent Events [Member]
Liquidity and Going Concern [Abstract]
Unsecured promissory note					$ 750,000
Trust Account [Member]
Liquidity and Going Concern [Abstract]
Interest income	$ 4,217,387			$ 4,188,000